STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
STATEMENTS OF OPERATIONS
Revenues	$ 0	$ 0
Costs and Operating Expenses
Formation expenses	0	3,000
General and administrative expense	63,095	226
Total Costs and Operating Expenses	63,095	3,226
Loss from Operations	(63,095)	(3,226)
Net Other Income (Expense)	0	0
Loss Before Provision for Income Taxes	(63,095)	(3,226)
Benefit from (Provision for) Income Taxes	0	0
Net Income (Loss)	$ (63,095)	$ (3,226)
Basic and Diluted Loss per share	$ (0.04)	$ (0.04)